SIGNIFICANT ACCOUNTING POLICIES (Weighted-Average Assumptions Used in Determinig Fair Market Value of Options) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Risk-free interest rate	0.89%	0.38%
Expected term of options	4 years 11 months 19 days	5 years 29 days
Expected volatility	39.02%	36.61%
Expected dividend yield	0.00%	0.00%